Summary of Net Sales and Operating Income (Loss), Depreciation and Amortization by Reportable Segment (Detail) (USD $)	3 Months Ended										12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 14, 2011 Predecessor [Member]	Mar. 31, 2014 Operating Segments [Member] Wireless [Member]	Mar. 31, 2013 Operating Segments [Member] Wireless [Member]	Dec. 31, 2013 Operating Segments [Member] Wireless [Member] Successor [Member]	Dec. 31, 2012 Operating Segments [Member] Wireless [Member] Successor [Member]	Dec. 31, 2011 Operating Segments [Member] Wireless [Member] Successor [Member]	Jan. 14, 2011 Operating Segments [Member] Wireless [Member] Predecessor [Member]	Mar. 31, 2014 Operating Segments [Member] Enterprise [Member]	Mar. 31, 2013 Operating Segments [Member] Enterprise [Member]	Dec. 31, 2013 Operating Segments [Member] Enterprise [Member] Successor [Member]	Dec. 31, 2012 Operating Segments [Member] Enterprise [Member] Successor [Member]	Dec. 31, 2011 Operating Segments [Member] Enterprise [Member] Successor [Member]	Jan. 14, 2011 Operating Segments [Member] Enterprise [Member] Predecessor [Member]	Mar. 31, 2014 Operating Segments [Member] Broadband [Member]	Mar. 31, 2013 Operating Segments [Member] Broadband [Member]	Dec. 31, 2013 Operating Segments [Member] Broadband [Member] Successor [Member]	Dec. 31, 2012 Operating Segments [Member] Broadband [Member] Successor [Member]	Dec. 31, 2011 Operating Segments [Member] Broadband [Member] Successor [Member]	Jan. 14, 2011 Operating Segments [Member] Broadband [Member] Predecessor [Member]	Mar. 31, 2014 Inter-Segment Eliminations [Member]	Mar. 31, 2013 Inter-Segment Eliminations [Member]	Dec. 31, 2013 Inter-Segment Eliminations [Member] Successor [Member]	Dec. 31, 2012 Inter-Segment Eliminations [Member] Successor [Member]	Dec. 31, 2011 Inter-Segment Eliminations [Member] Successor [Member]	Jan. 14, 2011 Inter-Segment Eliminations [Member] Predecessor [Member]
Net sales:
Net sales	$ 935,036,000	$ 804,689,000	$ 846,558,000	$ 888,011,000	$ 940,859,000	$ 804,689,000	$ 848,211,000	$ 894,019,000	$ 835,915,000	$ 743,740,000	$ 3,480,117,000	$ 3,321,885,000	$ 3,186,446,000	$ 89,016,000	$ 627,200,000	$ 496,500,000	$ 2,174,200,000	$ 1,917,100,000	$ 1,774,100,000	$ 52,500,000	$ 201,500,000	$ 191,800,000	$ 827,900,000	$ 846,500,000	$ 881,600,000	$ 23,100,000	$ 107,500,000	$ 118,100,000	$ 484,600,000	$ 564,000,000	$ 536,400,000	$ 13,600,000	$ (1,200,000)	$ (1,700,000)	$ (6,600,000)	$ (5,700,000)	$ (5,700,000)	$ (200,000)
Operating income (loss):
Operating income (loss)	146,535,000	75,425,000	60,143,000	99,842,000	94,304,000	75,425,000	69,101,000	72,999,000	65,032,000	31,106,000	329,714,000	238,238,000	(134,719,000)	(53,713,000)	127,600,000	62,400,000	303,400,000	106,700,000	(213,400,000)	(34,200,000)	22,600,000	15,400,000	66,700,000	119,600,000	85,600,000	(12,600,000)	(3,700,000)	(2,400,000)	(40,400,000)	11,900,000	(6,900,000)	(6,900,000)
Depreciation:
Depreciation	11,700,000	13,700,000									55,200,000	69,500,000	79,200,000	2,800,000	7,000,000	8,200,000	32,600,000	44,300,000	51,300,000	1,900,000	2,700,000	2,900,000	12,400,000	13,300,000	14,100,000	600,000	2,000,000	2,600,000	10,200,000	11,900,000	13,800,000	300,000
Amortization:
Amortization	$ 44,298,000	$ 43,280,000									$ 174,887,000	$ 175,676,000	$ 171,229,000	$ 3,119,000	$ 22,500,000	$ 22,100,000	$ 88,100,000	$ 90,700,000	$ 90,700,000	$ 3,400,000	$ 17,400,000	$ 16,600,000	$ 68,400,000	$ 66,600,000	$ 63,800,000	$ 200,000	$ 4,400,000	$ 4,600,000	$ 18,400,000	$ 18,400,000	$ 16,700,000	$ 100,000